Document and Entity Information	Dec. 28, 2022
Cover [Abstract]
Entity Registrant Name	Viatris Inc
Amendment Flag	true
Entity Central Index Key	0001792044
Document Type	8-K/A
Document Period End Date	Dec. 28, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	514-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On December 29, 2022, Viatris Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report the appointment of Elisha Finney and Scott Smith to the Board of Directors of the Company (the “Board”). At the time of the Initial 8-K, the Board had not determined the committee(s) to which Ms. Finney and Mr. Smith would be named. This Amendment No. 1 to the Initial 8-K is being filed to report that on February 24, 2023, the Board appointed Ms. Finney to serve on the Audit Committee and Finance Committee, effective immediately, and determined not to appoint Mr. Smith to serve on any committee of the Board.